AFFILIATE AND RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Summary of related party transactions
Aggregate amounts that were due from and due to related parties are summarized below:

	March 31, 2018	December 31, 2017
Due from:
Altice US Finance S.A. (a)	$12,951	$12,951
Newsday (b)	2,558	2,713
Altice Management Americas (b)	1,271	33
i24 News (b)	4,335	4,036
Other Altice N.V. subsidiaries (b)	31	31
	$21,146	$19,764
Due to:
Altice Management International (c)	7,500	—
Newsday (b)	33	33
Altice Labs S.A. (c)	1,051	7,354
Other Altice N.V. subsidiaries (c)	2,494	3,611
	$11,078	$10,998

(a)	Represents interest on senior notes paid by the Company on behalf of the affiliate.

(b)
Represents amounts paid by the Company on behalf of the respective related party and for Newsday, the net amounts due from the related party also include charges for certain transition services provided.

(c)	Represents amounts due to affiliates for services provided to the Company.
The following table summarizes the revenue and charges related to services provided to or received from subsidiaries of Altice N.V. and Newsday:

	Three Months Ended March 31,
	2018	2017
Revenue	$125	$141
Operating expenses:
Programming and other direct costs	(1,154)	(735)
Other operating expenses, net	(7,994)	(7,298)
Operating expenses, net	(9,148)	(8,033)

Interest expense (a)	—	(47,588)
Net charges	$(9,023)	$(55,480)
Capital Expenditures	$1,626	$892

(a)	In connection with the Company's IPO in June 2017, the Company converted the notes payable to affiliates and related parties into shares of the Company’s common stock at the IPO price.

The following table summarizes the revenue and charges related to services provided to or received from subsidiaries of Altice N.V. and Newsday:

	Years Ended December 31,
	2017	2016
Revenue	$1,100	$1,086
Operating expenses:
Programming and other direct costs	$(4,176)	$(1,947)
Other operating expenses, net	(33,140)	(18,854)
Operating expenses, net	(37,316)	(20,801)

Interest expense (see Note 9)(a)	(90,405)	(112,712)
Loss on extinguishment of debt and write-off of deferred financing costs (see Note 9)	(513,723)	—
Net charges	$(640,344)	$(132,427)
Capital Expenditures	$22,012	$45,886

(a)	The 2016 amount includes $10,155 related to Holdco Notes prior to the exchange in addition to the interest related to notes payable to affiliates and related parties discussed in Note 9.
Aggregate amounts that were due from and due to related parties are summarized below:

	December 31,
	2017	2016
Due from:
Altice US Finance S.A. (a)	$12,951	$12,951
Newsday (b)	2,713	6,114
Altice Management Americas (b)	33	3,117
i24NEWS (b)	4,036	—
Other Altice N.V. subsidiaries (b)	31	—
	$19,764	$22,182
Due to:
CVC 3BV (c)	$—	$71,655
Neptune Holdings US LP (c)	—	7,962
Altice Management International (d)	—	44,121
Newsday (b)	33	275
Altice Labs S.A. (d)	7,354	866
Other Altice N.V. subsidiaries (e)	3,611	2,484
	$10,998	$127,363

(a)	Represents interest on senior notes paid by the Company on behalf of the affiliate.

(b)
Represents amounts paid by the Company on behalf of the respective related party and for Newsday, the net amounts due from the related party also include charges for certain transition services provided.

(c)	Represents distributions payable to stockholders.

(d)	Amounts payable as of December 31, 2016 primarily represent amounts due for equipment purchases and/or software development services discussed above.

(e)	Represents amounts due to affiliates for services provided to the Company.